Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE(1)

The following table provides information required by Item 402(v) of Regulation S-K. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

	Summary		Average Summary		Value of Initial Fixed $100
	Compensation	Compensation	Compensation	Average Compensation	Investment Based On(6):		Net Income
	Table Total	Actually Paid	Table Total for	Actually Paid to		Peer Group	(Loss)	Company-Selected
Year	for CEO(2)	to CEO(4)	Non-CEO NEOs(3)	Non-CEO NEOs(5)	TSR	TSR(7)	(in thousands)	Measure(8)
2022	$8,904,740	$4,499,211	$3,319,548	$5,627,953	$44	$54	(50,993)

(1)

On January 11, 2021, the Company consummated its IPO and on February 3, 2022, the Business Combination closed. None of IVAN’s executive officers received any compensation for services rendered to IVAN prior to the Business Combination Closing.

(2)	Dr. Hu was our CEO for 2022. Amounts presented reflect compensation paid to Dr. Hu during fiscal 2022.
(3)

During 2022, our non-CEO named executive officers consisted of Ms. Nealis, Mr. Makharia, Mr. Son, Dr. Gan and Ms. Ban. Amounts presented reflect compensation paid to our non-CEO named executive officers during fiscal 2022.

(4)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our CEO during fiscal 2022 in the table:

Adjustments to Determine Compensation “Actually Paid” for CEO	2022
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(7,925,081)
Increase for fair value of awards granted during year that remain outstanding as of covered year end	3,519,552
Increase for fair value of awards granted during year that vested during covered year	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	—
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—
Increase based upon incremental fair value of awards modified during year	—
Total Adjustments	(4,405,529)
(5)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our non-CEO named executive officers during fiscal 2022 in the table:

Adjustments to Determine Compensation “Actually Paid” for Non-CEO NEOs	2022
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,853,023)
Increase for fair value of awards granted during year that remain outstanding as of covered year end	985,472
Increase for fair value of awards granted during year that vested during covered year	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	2,276,066
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	1,899,890
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—
Increase based upon incremental fair value of awards modified during year	—
Total Adjustments	2,308,405

(6)    Assumes $100 invested in our common shares on December 31, 2021, and reinvestment of all dividends.

(7)   The peer group used by the Company consists of our Fiscal 2022 Peer Group discussed above under “Executive Compensation – Compensation Governance – Role of the Compensation Consultant.” Assumes $100 invested in our Fiscal 2022 Peer Group on December 31, 2021, and reinvestment of all dividends.

(8)   SES does not use any financial performance measures other than its own stock price performance in setting the compensation of its CEO or for its non-CEO named executive officers.

Named Executive Officers, Footnote [Text Block]
(3)

During 2022, our non-CEO named executive officers consisted of Ms. Nealis, Mr. Makharia, Mr. Son, Dr. Gan and Ms. Ban. Amounts presented reflect compensation paid to our non-CEO named executive officers during fiscal 2022.

PEO Total Compensation Amount	$ 8,904,740
PEO Actually Paid Compensation Amount	$ 4,499,211
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Determine Compensation “Actually Paid” for CEO	2022
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(7,925,081)
Increase for fair value of awards granted during year that remain outstanding as of covered year end	3,519,552
Increase for fair value of awards granted during year that vested during covered year	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	—
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	—
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—
Increase based upon incremental fair value of awards modified during year	—
Total Adjustments	(4,405,529)

Non-PEO NEO Average Total Compensation Amount	$ 3,319,548
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,627,953
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our non-CEO named executive officers during fiscal 2022 in the table:

Adjustments to Determine Compensation “Actually Paid” for Non-CEO NEOs	2022
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,853,023)
Increase for fair value of awards granted during year that remain outstanding as of covered year end	985,472
Increase for fair value of awards granted during year that vested during covered year	—
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	2,276,066
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	1,899,890
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—
Increase based upon incremental fair value of awards modified during year	—
Total Adjustments	2,308,405

Total Shareholder Return Amount	$ 44
Peer Group Total Shareholder Return Amount	54
Net Income (Loss)	$ (50,993,000)
PEO Name	Dr. Hu
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	(8) SES does not use any financial performance measures other than its own stock price performance in setting the compensation of its CEO or for its non-CEO named executive officers.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,405,529)
PEO [Member] | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,925,081)
PEO [Member] | Increase for fair value of awards granted during year that remain outstanding as of covered year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,519,552
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,308,405
Non-PEO NEO [Member] | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,853,023)
Non-PEO NEO [Member] | Increase for fair value of awards granted during year that remain outstanding as of covered year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	985,472
Non-PEO NEO [Member] | Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,276,066
Non-PEO NEO [Member] | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,899,890